                                 LOOMIS SAYLES
                           SMALL COMPANY VALUE FUND

                              SEMI-ANNUAL REPORT

                                MARCH 31, 2002



               One Financial Center, Boston, Massachusetts 02111
                                 888-226-9699

FUND AND MANAGER REVIEW

LOOMIS SAYLES SMALL COMPANY VALUE FUND
--------------------------------------------------------------------------------

PERFORMANCE
The Loomis Sayles Small Company Value Fund attempts to achieve long-term capital growth from investments in common stocks or their equivalent. For the six-month period ended March 31, 2002, the Fund returned 26.65%, compared to the 25.91% return for the Fund's benchmark, the Russell 2000 Index. The Lipper Small-Cap Core Funds Average and the Russell 2000 Value Index posted a total return of 26.04% and 27.90%, respectively, for the same period.

PORTFOLIO REVIEW
The market continued to favor small-cap and value-oriented stocks over the last six months. This sentiment, combined with our good stock selection in the consumer discretionary, producer durables and utilities sectors helped the Fund out-perform its benchmark by a slight margin. Furthermore, our strategy of maintaining broad sector diversification, our emphasis on the early identification of improving business fundamentals, and our rigorous valuation discipline helped deliver strong performance for the Fund.

We positioned the Fund with an emphasis on companies with attractive valuations and those positioned to benefit from a recovering economy. This involved an ongoing and gradual repositioning away from interest-sensitive and non-economically sensitive industries, such as financial service and health care, and into cyclical sectors, including materials and processing, producer durables and transportation. This strategy was effective, because the best performing sectors of the market were the economically sensitive areas, including autos and transportation, consumer discretionary and producer durables.

OUTLOOK
We expect continued yet gradual improvement in economic activity and corporate earnings throughout the remainder of 2002. We believe this will occur against a backdrop of low inflation and relatively low interest rates--although there is some risk that an excessive growth rate may trigger monetary tightening by the Federal Reserve Board. In addition, global politics and conflict will continue to be a source of uncertainty for the financial markets. We believe this environment may continue to promote above-average returns for the small-cap sector, and the market's focus on valuation and fundamentals as the primary drivers of investment decisions should bode well for our value-oriented style.

The fund terminated operations on April 11, 2002.

Joseph Gatz and Daniel Thelen are the portfolio managers for the Loomis Sayles Small Company Value Fund Fund.



          [Graphic]

LOOMIS SAYLES SMALL COMPANY VALUE FUND

                            AVERAGE ANNUAL RETURNS-PERIODS ENDED MARCH 31, 2002

      --------------------------------------------------------------------
                                                                 SINCE
                                             6 MONTHS* 1 YEAR INCEPTION(a)
      --------------------------------------------------------------------
      LOOMIS SAYLES SMALL COMPANY VALUE FUND  26.65%   27.48%    15.96%
      Lipper Small-Cap Core Funds Index(b)    26.15%   20.08%    11.56%
      Lipper Small-Cap Value Funds Index(b)   28.02%   23.50%    13.45%
      Russell 2000 Index(c)                   25.91%   13.98%     5.10%
      Russell 2000 Value Index(d)             27.90%   23.74%    14.07%

                                     CUMULATIVE PERFORMANCE--6/30/99 TO 3/31/02
                              [CHART]


             Lipper Small-  Lipper Small-  Loomis Sayles   Russell   Russell
               Cap Core       Cap Value    Small Company    2000    2000 Value
             Funds Index     Funds Index    Value Fund      Index     Index
             -------------  -------------  -------------   -------  ----------
6/30/1999      $10,000         $10,000        $10,000      $10,000   $10,000
7/31/1999        9,945           9,890          9,900        9,726     9,763
8/31/1999        9,580           9,483          9,610        9,366     9,406
9/30/1999        9,572           9,241          9,400        9,368     9,218
10/31/1999       9,656           8,989          9,320        9,406     9,033
11/30/1999      10,278           9,217          9,720        9,967     9,080
12/31/1999      11,387           9,628         10,113       11,095     9,359
1/31/2000       11,169           9,261          9,853       10,917     9,114
2/29/2000       12,744           9,530         10,611       12,720     9,671
3/31/2000       12,563           9,975         11,089       11,881     9,717
4/30/2000       11,864           9,911         11,016       11,166     9,774
5/31/2000       11,360           9,827         10,476       10,516     9,625
6/30/2000       12,362          10,105         10,902       11,432     9,906
7/31/2000       11,977          10,198         10,912       11,065    10,236
8/31/2000       13,045          10,830         11,649       11,909    10,694
9/30/2000       12,709          10,800         11,452       11,559    10,633
10/31/2000      12,327          10,701         11,577       11,043    10,596
11/30/2000      11,099          10,276         11,130        9,909    10,380
12/31/2000      12,177          11,178         12,278       10,760    11,495
1/31/2001       12,610          11,703         12,611       11,320    11,813
2/28/2001       11,810          11,568         12,266       10,578    11,796
3/31/2001       11,251          11,455         11,792       10,060    11,607
4/30/2001       12,148          12,040         12,432       10,847    12,144
5/31/2001       12,590          12,631         12,790       11,114    12,457
6/30/2001       12,979          12,911         13,327       11,498    12,958
7/31/2001       12,678          12,739         13,442       10,875    12,667
8/31/2001       12,323          12,604         13,314       10,524    12,623
9/30/2001       10,708          11,051         11,869        9,107    11,230
10/31/2001      11,345          11,548         12,406        9,640    11,523
11/30/2001      12,187          12,305         13,148       10,387    12,351
12/31/2001      13,043          13,101         14,075       11,028    13,107
1/31/2001       12,889          13,126         14,105       10,913    13,282
2/28/2001       12,545          13,185         14,206       10,614    13,363
3/31/2002       13,508          14,148         15,033       11,467    14,364






Foreign investments involve special risks including greater economic, political and currency fluctuation risks, which may be even greater in emerging markets. In addition, foreign countries may have different accounting standards than those of the U.S., which may adversely affect the value of the Fund.

Small and mid-cap stocks may be more volatile and subject to wider value fluctuations than larger, more established companies. The secondary market of small and mid-cap stocks may be less liquid, or harder to sell, which could also adversely impact the Fund's value.

Note: Past performance is no guarantee of future performance. Total returns assume reinvestment of dividends and capital gains distributions. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data reflects certain fee waivers and reimbursements. Without such waivers, performance would be lower.

(a)Inception date of the Loomis Sayles Small Company Value Fund is June 30,
   1999.
(b)The Lipper Small-Cap Core Funds Index is an equally weighted unmanaged index of typically the 30 largest mutual funds within the small-cap core funds investment objective. The Lipper Small-Cap Value Funds Index is an equally weighted unmanaged index of typically the 30 largest mutual funds within the small-cap value funds investment objective. Returns are adjusted for the reinvestment of capital gains distributions and income dividends. It is not possible to invest directly in an index. Source: Lipper Inc.
(c)Russell 2000 Index is an unmanaged index comprised of the 2000 smallest companies in the Russell 3000 Index (a broad market index), representing approximately 8% of the Russell 3000 Index total market capitalization. The index returns have not been reduced for ongoing management and operating expenses applicable to mutual fund investments. It is not possible to invest directly in an index.
(d)Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The index returns have not been reduced for ongoing management and operating expenses applicable to mutual fund investments. It is not possible to invest directly in an index.
 * Not annualized.

LOOMIS SAYLES SMALL COMPANY VALUE FUND
PORTFOLIO OF INVESTMENTS--AS OF MARCH 31, 2002 [UNAUDITED]

                                                   Shares     Value +
           ----------------------------------------------------------
           COMMON STOCKS - 97.6% OF NET ASSETS

           AEROSPACE/DEFENSE--0.7%
            United Defense Industries, Inc.*        6,900 $   184,920
                                                          -----------

           AUTO & RELATED--1.6%
            CLARCOR Inc.                            2,500      80,000
            Lear Corp.*                             4,500     214,200
            Tower Automotive, Inc.*                10,300     144,097
                                                          -----------
                                                              438,297
                                                          -----------

           BANKS/SAVINGS & LOANS--9.3%
            Astoria Financial Corp.                 3,200      92,960
            City National Corp.                     3,100     163,091
            Colonial BancGroup, Inc.               14,800     220,816
            Commercial Federal Corp.                6,300     169,470
            CVB Financial Corp.                     8,800     177,408
            Downey Financial Corp.                  4,800     218,880
            East West Bancorp, Inc.                 6,100     178,669
            First Midwest Bancorp, Inc.             5,625     163,350
            Greater Bay Bancorp                     5,000     170,600
            Mississippi Valley Bancshares, Inc.     4,400     176,880
            New York Community Bancorp, Inc.        6,675     184,564
            Port Financial Corp.                    5,300     167,162
            Republic Bancorp, Inc.                 10,130     141,820
            Wilmington Trust Corp.                  2,000     134,620
            Wintrust Financial Corp.                9,600     220,512
                                                          -----------
                                                            2,580,802
                                                          -----------

           BROADCASTING--2.9%
            A. H. Belo Corp. Series A               8,700     202,275
            Crown Media Holdings, Inc. Class A*    13,300     164,920
            Regent Communications, Inc.*           12,600     103,824
            Saga Communications, Inc. Class A*     13,300     335,160
                                                          -----------
                                                              806,179
                                                          -----------

           BUILDING & CONSTRUCTION--1.9%
            Hughes Supply, Inc.                     4,600     179,216
            Insituform Technologies, Inc. Class A*  5,000     126,350
            Standard Pacific Corp.                  7,800     219,180
                                                          -----------
                                                              524,746
                                                          -----------

           BUSINESS SERVICES--1.5%
            Acxiom Corp.*                          10,000     171,400
            MAXIMUS, Inc.*                          2,400      73,752
            NCO Group, Inc.*                        6,100     169,336
                                                          -----------
                                                              414,488
                                                          -----------

           CHEMICALS--SPECIALTY--5.0%
            Albany Moleculasr Research, Inc.*       6,500     155,805
            Cambrex Corp.                           3,800     159,980
            Ferro Corp.                            10,800     311,040
            Great Lakes Chemical Corp.              4,200     118,314



          [Graphic]

LOOMIS SAYLES SMALL COMPANY VALUE FUND

PORTFOLIO OF INVESTMENTS--AS OF MARCH 31, 2002 [UNAUDITED]

                                                    Shares     Value +
          ------------------------------------------------------------
          COMMON STOCKS - CONTINUED

          CHEMICALS--SPECIALTY--CONTINUED
           Omnova Solutions, Inc.                   25,700 $   213,310
           Spartech Corp.                            8,500     209,100
           The Valspar Corp.                         4,900     230,594
                                                           -----------
                                                             1,398,143
                                                           -----------

          COMMERCIAL SERVICES--3.1%
           ADVO, Inc.*                               6,100     257,664
           Harte-Hanks, Inc.                         3,300     104,412
           Pegasus Solutions, Inc.*                 10,400     192,400
           R.H. Donnelley Corp.*                     9,900     301,257
                                                           -----------
                                                               855,733
                                                           -----------

          COMMUNICATIONS EQUIPMENT--0.9%
           Advanced Fibre Communications, Inc.*      9,700     186,143
           C-COR.net Corp.*                          3,100      55,800
                                                           -----------
                                                               241,943
                                                           -----------

          COMPUTER HARDWARE--1.4%
           Maxtor Corp.*                            31,500     218,925
           National Instruments Corp.*               4,100     171,462
                                                           -----------
                                                               390,387
                                                           -----------

          COMPUTER SERVICES--1.7%
           Anteon International Corp.*              11,150     231,920
           ITXC Corp.*                              18,800     113,740
           ProQuest Co.*                             3,200     137,568
                                                           -----------
                                                               483,228
                                                           -----------

          COMPUTER SOFTWARE--2.5%
           Actuate Corp.*                           22,300     161,006
           IONA Technologoes Plc ADR*                9,700     164,221
           NetlQ Corp.*                              5,300     115,593
           Progress Software Corp.*                  9,600     174,144
           Witness Systems, Inc.*                    5,100      71,757
                                                           -----------
                                                               686,721
                                                           -----------

          CONSUMER PRODUCTS--0.9%
           Fossil, Inc.*                             5,000     132,950
           Scotts Co.*                               2,400     109,872
                                                           -----------
                                                               242,822
                                                           -----------

          ELECTRICAL EQUIPMENT--1.8%
           American Power Conversion Corp.*         13,500     199,530
           AMETEK, Inc.                              4,900     182,329
           Artesyn Technologies, Inc.*              12,200     113,582
                                                           -----------
                                                               495,441
                                                           -----------

          ELECTRONIC COMPONENTS--3.4%
           Brooks Automation, Inc.*                  3,900     177,216
           DSP Group, Inc.*                          9,300     190,371
           Eletronics For Imaging, Inc.*             4,600      84,180

PORTFOLIO OF INVESTMENTS--AS OF MARCH 31, 2002 [UNAUDITED]

                                                                 Shares     Value +
-----------------------------------------------------------------------------------
COMMON STOCKS - CONTINUED

ELECTRONIC COMPONENTS--CONTINUED
 FEI Co.*                                                         5,000 $   177,750
 Photronics, Inc.*                                                6,000     202,380
 Technitrol, Inc.                                                 5,100     121,584
                                                                        -----------
                                                                            953,481
                                                                        -----------

ELECTRONIC COMPONENTS--SEMICONDUCTORS--2.0%
 Actel Corp.*                                                     8,200     169,822
 Integrated Circuit Systems, Inc.*                                6,100     124,440
 Tektronix, Inc.*                                                 5,400     127,764
 Xicor, Inc.*                                                    13,800     146,694
                                                                        -----------
                                                                            568,720
                                                                        -----------

ENTERTAINMENT--0.4%
 Steinway Musical Instruments, Inc.*                              6,300     121,275
                                                                        -----------

ENVIRONMENTAL SERVICES--1.2%
 American States Water Co.                                        4,000     141,000
 Waste Connections, Inc.*                                         5,800     194,358
                                                                        -----------
                                                                            335,358
                                                                        -----------

FINANCIAL SERVICES--3.3%
 Affiliated Managers Group, Inc.*                                 1,500     107,745
 American Capital Strategies Ltd.                                 3,600     111,456
 Boston Private Financial Holdings, Inc.                          7,100     189,925
 DVI, Inc.*                                                       5,300      97,520
 Financial Federal Corp.*                                         2,500      82,025
 Jefferies Group, Inc.                                            2,000      96,400
 MCG Capital Corp.                                               11,700     228,126
                                                                        -----------
                                                                            913,197
                                                                        -----------

FOOD--PACKAGED & MISCELLANEOUS--1.5%
 Flowers Foods, Inc.*                                             8,400     213,948
 Ralcorp Holdings, Inc.*                                          7,200     195,840
                                                                        -----------
                                                                            409,788
                                                                        -----------

FOREST & PAPER PRODUCTS--1.7%
 Boise Cascade Corp.                                              6,500     235,560
 Rock-Tenn Co. Class A                                           10,500     225,225
                                                                        -----------
                                                                            460,785
                                                                        -----------

FREIGHT TRANSPORTATION--2.3%
 GATX Corp.                                                       9,900     314,820
 USFreightways Corp.                                              4,200     148,848
 Yellow Corp.*                                                    6,800     179,452
                                                                        -----------
                                                                            643,120
                                                                        -----------

HEALTHCARE--BIOTECHNOLOGY--0.5%
 Tularik, Inc.*                                                   8,900     146,316
                                                                        -----------

HEALTHCARE--DRUGS--2.2%
 CIMA Labs, Inc.*                                                 6,700     178,555
 Medicis Pharmaceutical Corp. Class A*                            1,900     105,450



          [Graphic]

LOOMIS SAYLES SMALL COMPANY VALUE FUND

PORTFOLIO OF INVESTMENTS--AS OF MARCH 31, 2002 [UNAUDITED]

                                                                 Shares     Value +
-----------------------------------------------------------------------------------
COMMON STOCKS - CONTINUED

HEALTHCARE--DRUGS--CONTINUED
 Perrigo Co.*                                                    10,000 $   119,500
 Quintiles Transnational Corp.*                                  11,700     207,675
                                                                        -----------
                                                                            611,180
                                                                        -----------

HEALTHCARE--MEDICAL TECHNOLOGY--1.9%
 Beckman Coulter, Inc.                                            3,900     199,173
 Steris Corp.*                                                    5,900     123,074
 Ventana Medical Systems, Inc.*                                   9,700     196,425
                                                                        -----------
                                                                            518,672
                                                                        -----------

HEALTHCARE--PRODUCTS--2.3%
 Sybron Dental Specialties, Inc.*                                10,300     207,030
 The Cooper Cos., Inc.                                            4,500     213,300
 Wright Medical Group, Inc.*                                     10,400     208,936
                                                                        -----------
                                                                            629,266
                                                                        -----------

HEALTHCARE--SERVICES--1.1%
 Hooper Holmes, Inc.                                             16,500     173,085
 Omnicare, Inc.                                                   5,600     144,984
                                                                        -----------
                                                                            318,069
                                                                        -----------

HOME PRODUCTS--2.1%
 Alberto-Culver Co. Class A                                       2,800     134,960
 Blyth, Inc.                                                      4,300     114,036
 Furniture Brands International, Inc.*                            5,200     189,540
 Lennox International, Inc.                                       3,100      40,982
 Mohawk Industries, Inc.*                                         1,800     108,162
                                                                        -----------
                                                                            587,680
                                                                        -----------

INSURANCE--2.5%
 American Financial Group, Inc.                                   7,800     224,016
 AmerUs Group Co.                                                 5,100     196,095
 Annuity and Life Re (Holdings) Ltd.                              7,600     147,060
 Protective Life Corp.                                            4,000     124,720
                                                                        -----------
                                                                            691,891
                                                                        -----------

LEISURE--0.7%
 Dover Downs Entertainment, Inc.                                 12,200     198,128
                                                                        -----------

LODGING & HOTEL--0.3%
 Orient-Express Hotel Ltd. Class A*                               4,200      86,100
                                                                        -----------

MACHINERY--2.2%
 Flowserve Corp.*                                                 7,200     230,472
 Gardner Denver, Inc.*                                            6,100     149,450
 Stewart & Stevenson Services, Inc.                               8,900     172,215
 Terex Corp.*                                                     3,000      67,800
                                                                        -----------
                                                                            619,937
                                                                        -----------

MANUFACTURING--4.4%
 Actuant Corp. Class A                                            6,200     267,530

PORTFOLIO OF INVESTMENTS--AS OF MARCH 31, 2002 [UNAUDITED]

                                                  Shares     Value +
           ---------------------------------------------------------
           COMMON STOCKS - CONTINUED

           MANUFACTURING--CONTINUED
            AptarGroup, Inc.                       3,900 $   136,695
            Cooper Tire & Rubber Co.               4,500      97,425
            Harman International Industries, Inc.  2,300     113,505
            Monaco Coach Corp.*                   10,700     260,010
            Mueller Industries, Inc.*              7,500     262,425
            Roper Industries, Inc.                 2,000      99,480
                                                         -----------
                                                           1,237,070
                                                         -----------

           METALS--1.0%
            Quanex Corp.                           4,200     149,100
            Reliance Steel & Aluminum Co.          4,800     132,432
                                                         -----------
                                                             281,532
                                                         -----------

           NETWORKING PRODUCTS--0.5%
            Black Box Corp.*                       2,600     125,892
                                                         -----------

           OIL & GAS DRILLING EQUIPMENT--1.4%
            Atwood Oceanics, Inc.*                 4,700     215,730
            Hydril Co.*                            7,000     170,590
                                                         -----------
                                                             386,320
                                                         -----------

           OIL & GAS EXPLORATION--1.3%
            Evergreen Resources, Inc.*             3,500     145,950
            Remington Oil & Gas Corp.*            10,400     209,664
                                                         -----------
                                                             355,614
                                                         -----------

           PUBLISHING--0.8%
            John Wiley & Son, Inc. Class A         8,700     227,940
                                                         -----------

           REAL ESTATE INVESTMENT TRUSTS--5.1%
            Bedford Property Investors, Inc.       4,500     115,200
            CarrAmerica Realty Corp.               7,900     248,139
            Corporate Office Properties Trust     12,800     167,680
            Glimcher Realty Trust                  5,400     100,170
            LaSalle Hotel Properties               1,600      25,920
            Liberty Property Trust                 6,200     199,950
            Prentiss Properties Trust              6,000     177,120
            RFS Hotel Investors, Inc.             13,800     202,860
            Senior Housing Properties Trust       12,200     175,680
                                                         -----------
                                                           1,412,719
                                                         -----------

           RESTAURANTS--2.6%
            AFC Enterprises, Inc.*                 4,900     163,905
            CEC Entertainment, Inc.*               5,000     231,000
            IHOP Corp.*                            4,500     151,695
            The Steak n Shake Co.*                12,800     179,840
                                                         -----------
                                                             726,440
                                                         -----------

           RETAIL--FOOD & DRUG--0.2%
            Ruddick Corp.                          3,800      63,232
                                                         -----------



          [Graphic]

LOOMIS SAYLES SMALL COMPANY VALUE FUND

PORTFOLIO OF INVESTMENTS--AS OF MARCH 31, 2002 [UNAUDITED]

                                                        Shares      Value +
     ----------------------------------------------------------------------
     COMMON STOCKS - CONTINUED

     RETAIL--SPECIALTY--5.6%
      Ann Taylor Stores Corp.*                           3,500 $   151,270
      Casey's General Stores Corp.*                      6,600      89,100
      Charlotte Russe Holding, Inc.*                     3,600      93,384
      Cole National Corp.*                               9,600     183,360
      Linens 'n Things, Inc.*                            8,400     256,452
      Men's Wearhouse, Inc.*                             6,600     154,110
      Movado Group, Inc.                                 5,800     127,310
      Party City Corp.*                                  9,100     131,131
      Pier 1 Imports, Inc.                               6,400     131,776
      The Buckle, Inc.*                                  4,000      98,000
      Zale Corp.*                                        3,500     142,100
                                                               -----------
                                                                 1,557,993
                                                               -----------

     TELECOMMUNICATIONS--1.5%
      ADTRAN, Inc.*                                      4,300     103,802
      Alaska Communications Systems Holdings, Inc.*      9,000      67,500
      Commonwealth Telephone Enterprises, Inc.*          4,900     187,425
      Spectrian Corp.*                                   4,000      57,280
                                                               -----------
                                                                   416,007
                                                               -----------

     TEXTILE & APPAREL--0.6%
      Liz Claiborne, Inc.                                5,800     164,488
                                                               -----------

     UTILITIES--5.8%
      AGL Resources, Inc.                                4,400     103,400
      Allete, Inc.                                      14,400     418,896
      Alliant Energy Corp.                               4,300     129,946
      Energy East Corp.                                 10,300     224,025
      MDU Resources Group, Inc.                          6,500     201,500
      New Jersey Resources Corp.                         5,400     163,296
      Sierra Pacific Resources                           7,000     105,630
      Vectren Corp.                                     10,900     280,021
                                                               -----------
                                                                 1,626,714
                                                               -----------
      TOTAL COMMON STOCKS
       (Identified Cost $22,278,177)                            27,138,774
                                                               -----------

                                                          Face
                                                        Amount
     ----------------------------------------------------------------------
     SHORT-TERM INVESTMENT - 2.6% OF NET ASSETS

     COMMERCIAL PAPER--2.6%
      UBS Finance, Inc., 1.600%, 4/01/02              $722,000     722,000
                                                               -----------
      TOTAL SHORT-TERM INVESTMENT
       (Identified Cost $722,000)                                  722,000
                                                               -----------
     TOTAL INVESTMENTS--100.2%
      (IDENTIFIED COST $23,000,177)@                            27,860,774
      Liabilities, Less Cash and Other Assets--(0.2%)              (64,563)
                                                               -----------
     NET ASSETS--100%                                          $27,796,211
                                                               ===========

                See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS--AS OF MARCH 31, 2002 [UNAUDITED]


+  See Note 1.
*  Non-income producing security.
@ At March 31, 2002, the net unrealized appreciation on investments based on cost of $23,000,177 for federal income tax purposes was as follows:
   Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $5,164,759 and $304,162, respectively, resulting in net unrealized appreciation of $4,860,597.

Key to Abbreviation:
ADR: American Depositary Receipt

                See accompanying notes to financial statements.



          [Graphic]

LOOMIS SAYLES SMALL COMPANY VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2002 [UNAUDITED]
--------------------------------------------------------------------------------

 Assets
  Investments at value                                              $27,860,774
  Cash                                                                    4,182
  Receivable for:
    Securities sold                                                     144,468
    Dividends and interest                                               29,311
  Due from the adviser                                                   10,769
                                                                    -----------
                                                                     28,049,504
                                                                    -----------
 Liabilities
  Payable for:
    Securities purchased                                                207,152
  Accrued expenses:
    Management fees                                                      17,442
    Trustees' fees                                                          527
    Administrative fees                                                   2,012
  Other                                                                  26,160
                                                                    -----------
                                                                        253,293
                                                                    -----------
 Net Assets                                                         $27,796,211
                                                                    ===========
  Net Assets consist of:
    Capital paid in                                                 $21,837,823
    Undistributed net investment income                                  27,496
    Accumulated net realized gain (loss)                              1,070,295
    Unrealized appreciation on investments                            4,860,597
                                                                    -----------
 Net Assets                                                         $27,796,211
                                                                    ===========
 Shares of beneficial interest outstanding, no par value              2,681,771
 Net asset value and redemption price                               $     10.36
 Identified cost of investments                                     $23,000,177

                See accompanying notes to financial statements.

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2002 [UNAUDITED]
--------------------------------------------------------------------------------

 Investment Income
  Dividends                                                         $  157,676
  Interest                                                              12,589
                                                                    ----------
                                                                       170,265
                                                                    ----------
  Expenses
    Management fees                                                     94,029
    Trustees' fees and expenses                                            962
    Administrative fees                                                  8,259
    Custodian and accounting fees                                       35,402
    Transfer agent fees                                                  3,221
    Audit and tax services fees                                         10,746
    Registration fees                                                    9,116
    Printing fees                                                        2,964
    Legal Fees                                                             465
    Other expenses                                                       1,251
                                                                    ----------
    Total expenses                                                     166,415
    Less expenses waived and reimbursed by the investment adviser      (53,580)
                                                                    ----------
  Net expenses                                                         112,835
                                                                    ----------
  Net investment income (loss)                                          57,430
                                                                    ----------
 Net Realized and Unrealized Gain (Loss) on Investments and
  Foreign Currency Transactions
  Net realized gain (loss) on investments                            1,167,539
  Change in unrealized appreciation (depreciation) on investments    4,638,082
                                                                    ----------
  Net realized gain (loss) and change in unrealized appreciation
    (depreciation)                                                   5,805,621
                                                                    ----------
 Net Increase (Decrease) in Net Assets from Operations              $5,863,051
                                                                    ==========

                See accompanying notes to financial statements.



          [Graphic]

LOOMIS SAYLES SMALL COMPANY VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                         SIX MONTHS
                                                              ENDED    YEAR ENDED
                                                     MARCH 31, 2002 SEPTEMBER 30,
                                                        (UNAUDITED)          2001
---------------------------------------------------------------------------------
From Operations
 Net investment income                                $    57,430    $   178,713
 Net realized gain on investments                       1,167,539      2,878,674
 Change in unrealized appreciation (depreciation)
   on investments                                       4,638,082     (2,286,055)
                                                      -----------    -----------
 Increase (decrease) in net assets from operations      5,863,051        771,332
                                                      -----------    -----------
From Distributions to Shareholders
 Net investment income                                   (130,011)      (253,299)
 Net realized gain on investments                      (2,966,621)    (3,755,347)
                                                      -----------    -----------
 Total distributions                                   (3,096,632)    (4,008,646)
                                                      -----------    -----------
From Capital Shares Transactions
 Net asset value of shares issued in connection
   with the reinvestment of distributions               3,096,632      4,008,646
                                                      -----------    -----------
 Increase (decrease) in net assets derived from
   capital share transactions                           3,096,632      4,008,646
                                                      -----------    -----------
 Total increase (decrease) in net assets                5,863,051        771,332
Net Assets
 Beginning of period                                   21,933,160     21,161,828
                                                      -----------    -----------
 End of period                                        $27,796,211    $21,933,160
                                                      ===========    ===========
Undistributed Net Investment Income
 End of period                                        $    27,496    $   100,077
                                                      ===========    ===========
Number of Shares of the Fund
 Issued in connection with the reinvestment of
   distributions                                          317,930        444,911
                                                      -----------    -----------
 Net change                                               317,930        444,911
                                                      ===========    ===========

                See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

                                  SIX MONTHS
                                    ENDED          YEAR ENDED      PERIOD ENDED
                                MARCH 31, 2002    SEPTEMBER 30,    SEPTEMBER 30,
                                -------------- ------------------  -------------
                                 (UNAUDITED)      2001      2000       1999*
--------------------------------------------------------------------------------
Net asset value, beginning of
 period                            $  9.28     $ 11.03    $  9.40     $ 10.00
                                   -------     -------    -------     -------
INCOME FROM INVESTMENT
 OPERATIONS--
 Net investment income (loss)         0.02(d)    0.08 (d)    0.13        0.02
 Net realized and unrealized
   gain (loss) on investments         2.38        0.26       1.86       (0.62)
                                   -------     -------    -------     -------
   Total from investment
    operations                        2.40        0.34       1.99       (0.60)
                                   -------     -------    -------     -------
LESS DISTRIBUTIONS--
 Dividends from net
   investment income                 (0.06)      (0.13)     (0.04)       0.00
 Distributions from net
   realized capital gains            (1.26)      (1.96)     (0.32)       0.00
                                   -------     -------    -------     -------
   Total distributions               (1.32)      (2.09)     (0.36)       0.00
                                   -------     -------    -------     -------
Net asset value, end of period     $ 10.36     $  9.28    $ 11.03     $  9.40
                                   =======     =======    =======     =======
Total return (%)(a)                   26.7         3.6       21.8        (6.0)
Net assets, end of period
 (000)                             $27,796     $21,933    $21,162     $37,891
Ratios to average net assets:
 Net expenses (%)(b)(c)               0.90        0.90       0.90        0.90
 Gross expenses (%)(c)                1.33        1.39       1.24        1.31
 Net investment income (loss)
   (%)(c)                             0.46        0.79       0.81        0.82
Portfolio turnover rate (%)             44          97        124          36

*  Commencement of operations on June 30, 1999.
(a)Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses. Periods less than one year are not annualized.
(b)The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement the Fund's ratio of operating expenses would have been higher.
(c)Annualized for periods less than one year.
(d)Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.



          [Graphic]

LOOMIS SAYLES SMALL COMPANY VALUE FUND

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2002 [UNAUDITED]

1. The Loomis Sayles Small Company Value Fund ("the Fund") is a series of the Loomis Sayles Investment Trust (the "Trust"). The Trust was organized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on December 23, 1993. The Trust is a diversified, open-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"), and the interests in which were registered for offer and sale, effective March 7, 1997, under the Securities Act of 1933, as amended (the "1933 Act"). Loomis, Sayles & Company, L.P. is the investment adviser of the Fund. At March 31, 2002, the Trust was composed of eleven funds. The financial statements of the remaining ten funds are presented separately. The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest in multiple series.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

A. SECURITY VALUATION| Equity securities for which quotations are readily available are valued at their last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, at the closing bid price. Long-term debt securities for which quotations are readily available are valued by a pricing service, approved by the Board of Trustees, which generally uses the most recent bid prices in the principal market in which such securities are normally traded. Short-term securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Other securities for which quotations are not readily available (including restricted securities, if any) are valued primarily using dealer supplied quotations or at their fair values as determined in good faith under the general supervision of the Board of Trustees.

B. REPURCHASE AGREEMENTS| The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of securities subject to an obligation of the sellers to repurchase, and the Fund to resell, the securities at agreed-upon prices and times. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price including accrued interest. These securities are marked-to-market daily. Loomis Sayles is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price including accrued interest. In connection with transactions in repurchase agreements, if the seller defaults and the

MARCHH 31, 2002 [UNAUDITED]

value of the collateral declines or if the seller enters into insolvency proceedings, realization of the collateral by the Fund may be delayed or limited.

C. FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS| The books and records of the Fund are maintained in U.S. dollars. The value of investments, currencies and other assets and liabilities denominated in currencies other than U.S. dollars is translated into U.S. dollars based upon foreign exchange rates prevailing at the end of each day. Purchases and sales of investments, income and expenses are translated at prevailing exchange rates on the respective dates of such transactions.

The results of operations resulting from changes in foreign exchange rates on investments are not isolated from fluctuations arising from changes in market prices of investments held. All such fluctuations are included with net realized and unrealized gain or loss from investments.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investments in securities at fiscal year-end, resulting from changes in exchange rates.

The Fund may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counter parties do not perform under the contracts' terms.

The Fund may purchase investments of foreign issuers. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and the risk of appropriation. Moreover, the markets for securities of many foreign companies and foreign governments may be less liquid, and the prices of such securities may be more volatile than those securities of comparable U.S. companies and the U.S. government.

D. SECURITY TRANSACTIONS, RELATED INVESTMENT INCOME AND EXPENSES| Security transactions are accounted for on the trade date (the date the buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. In determining net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.



          [Graphic]

LOOMIS SAYLES SMALL COMPANY VALUE FUND

MARCH 31, 2002 [UNAUDITED]


Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are apportioned to all the funds within the Trust on the basis of relative net assets.

E. FEDERAL INCOME TAXES| The Fund is a separate entity for federal income tax purposes. The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its net investment income and any net realized capital gains. Accordingly, no provision for federal income tax or excise tax has been made.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS| Distributions from net investment income and net realized capital gains, are declared and paid on an annual basis by the Fund. Income and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in reclassifications to the Fund's capital accounts to reflect income and gains available for distribution, are primarily due to differing book and tax treatments for capital loss carryforwards. Some of these classifications may include temporary book and tax basis differences that will reverse in subsequent periods. Distributions to shareholders are recorded on the ex-dividend date.

2. PORTFOLIO SECURITY TRANSACTIONS| For the six months ended March 31, 2002, the cost of purchases and proceeds from sales and maturities of securities other than short-term investments, were $10,755,878 and $10,400,953, respectively.

3. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES| During the six months ended March 31, 2002, the Fund incurred management fees payable to Loomis Sayles. The management agreement for the Fund in effect during the six months ended March 31, 2002 provided for fees at the annual percentage rate of 0.75% of the Fund's average daily net assets. Loomis Sayles has contractually agreed, until February 1, 2003, to reduce its advisory fees and/or bear other expenses, to the extent necessary to limit the total operating expenses of the Fund to 0.90% of the Fund's average daily net assets.

Certain officers and directors of Loomis Sayles are also officers or Trustees of the Trust. Loomis Sayles' general partner is indirectly owned by CDC IXIS Asset Management North America, L.P., whose general partner is indirectly owned by CDC IXIS Asset Management SA ("CDC IXIS"). CDC IXIS is part of the Caisse des Depots et Consignations group.

Loomis Sayles charges the Fund an administrative fee related to Loomis Sayles' performance of certain administrative services. For the six months ended March 31, 2002, the Fund incurred a fee of $4,973.

The Trust has entered into a distribution agreement with Loomis Sayles Distributors, L.P. Pursuant to this agreement, Loomis Sayles Distributors, L.P. serves as principal underwriter of the Fund and receives no fees under this agreement.

MARCH 31, 2002 [UNAUDITED]


A. TRUSTEES FEES AND EXPENSES| The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Loomis Sayles, CDC IXIS Asset Management North America L.P., or their affiliates. Each independent Trustee is compensated by the Trust at the rate of $10,000 per annum, plus travel expenses for each meeting attended. These expenses are allocated evenly among all the funds in the Trust.

4. SUBSEQUENT EVENTS| On November 14, 2001, the Board of Trustees approved the termination of the Fund. The Fund has terminated operations on April 11, 2002.



          [Graphic]

LOOMIS SAYLES SMALL COMPANY VALUE FUND

                                      17